Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Summary of financial information
Ownership (as a percent)	49.00%	49.00%
Current assets		$ 8,327		$ 10,014
Non-current assets		41,441		40,901
Current liabilities		6,339		6,131
Long-term liabilities		30,813		$ 32,544
Net operating revenues		8,625	$ 8,590
Net income		$ 376	$ 725